CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

23.    Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash on hand, demand deposits and short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value, and are measured at amortised cost which is deemed to be fair value due to its short-term maturity.

Figures in million - SA rand	2019	2018	2017
Cash at the bank and on hand[1]	5,619.0	2,549.1	2,062.4
Total cash and cash equivalents	5,619.0	2,549.1	2,062.4

1 At 31 December 2019, restricted cash of US$6.4 million (R89.6 million) was held in a money market fund as collateral for the environmental bonding requirements in the US

Fair value of cash and cash equivalents

The fair value of cash and cash equivalents approximate the carrying value due to the short maturity.

Credit risk

The Group is exposed to credit risk on the total carrying value of cash and cash equivalents. The Group has reduced its exposure to credit risk by dealing and investing with a number of major financial institutions.